PENSIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) defined_benefit_plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined benefit schemes:
Defined contribution scheme, charge to net income	$ 2,100	$ 2,400	$ 1,900
Number of defined benefit schemes | defined_benefit_plan	2
Expected amortization of gain (loss), next fiscal year	$ (800)	(800)
Accumulated benefit obligation	53,400	49,200
Employer contributions	2,900	3,411
Accumulated other comprehensive income (loss), gain (loss), before tax	15,900	12,200
Other comprehensive income, tax on actuarial loss	$ 600	$ 500	$ 400